Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Subordinated Liabilities

	Group
	2017 £m	2016 £m
£325m Sterling Preference Shares	344	344
£175m Fixed/Floating Rate Tier One Preferred Income Capital Securities	2	2
Undated subordinated liabilities	584	768
Dated subordinated liabilities	2,863	3,189
	3,793	4,303

Summary of Undated Subordinated Liabilities

Undated subordinated liabilities

	Group
	Call date	2017 £m	2016 £m
10.0625% Exchangeable subordinated capital securities	Any interest payment date	205	205
7.375% 20 Year Step-up perpetual callable subordinated notes	2020	17	198
7.125% 30 Year Step-up perpetual callable subordinated notes	2030	362	365
		584	768

Summary of Dated Subordinated Liabilities

Dated subordinated liabilities

		Group
	Maturity	2017 £m	2016 £m
11.50% Subordinated guaranteed bond	2017	–	58
10.125% Subordinated guaranteed bond	2023	78	84
9.625% Subordinated notes	2023	129	134
5% Subordinated notes (US$1,500m)	2023	1,103	1,208
4.75% Subordinated notes (US$1,000m)	2025	745	816
7.95% Subordinated notes (US$1,000m)	2029	275	307
6.50% Subordinated notes	2030	40	40
8.963% Subordinated notes (US$1,000m)	2030	113	126
5.875% Subordinated notes	2031	9	10
5.625% Subordinated notes (US$500m)	2045	371	406
		2,863	3,189